Note 3 - Loans Held for Investment	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.
Loans Held for Investment

The Company's investments in SFR Loans, mezzanine loans, and preferred equity are accounted for as loans held for investment. The following table summarizes our loans held for investment as of
September 30, 2020 (
dollars in thousands):

				Weighted Average
Loan Type	Outstanding Face Amount	Carrying Value (1)	Loan Count	Fixed Rate (2)	Coupon (3)	Life (years) (4)
September 30, 2020
SFR Loans, held-for-investment	$861,580	$927,632	27	100.00%	4.91%	7.60
Mezzanine loan, held-for-investment	7,500	7,500	1	100.00%	6.50%	2.75
Preferred equity, held-for-investment	28,877	29,027	4	100.00%	8.04%	6.47
	$897,957	$964,159	32	100.00%	5.03%	7.53

(1)	Carrying value includes the outstanding face amount plus unamortized purchase premiums/discounts and any allowance for loan losses.
(2)	The weighted-average fixed rate is weighted on current principal balance.
(3)	The weighted-average coupon is weighted on current principal balance.
(4)
The weighted-average life is weighted on current principal balance and assumes no
prepayments. The maturity date for preferred equity investments represents the maturity date of the senior mortgage, as the preferred equity investments require repayment upon the sale or refinancing of the asset.

For the
nine
months ended
September 30, 2020,
the loan and preferred equity portfolio activity was as follows (in thousands):

	Held-for-Investment	Total
Balance at December 31, 2019	$—	$—
Contributions from noncontrolling interests in the OP	967,202	967,202
Originations	7,500	7,500
Proceeds from principal repayments	(1,987)	(1,987)
Proceeds from redemption of mezzanine loan, net	(3,221)	(3,221)
Amortization of loan premium, net (1)	(5,056)	(5,056)
Loan loss provision, net (2)	(279)	(279)
Balance at September 30, 2020	$964,159	$964,159

(1)	Includes net amortization of loan purchase premiums.
(2)	Based on management's judgment and estimate of credit losses. See Note 2 for additional information.

As of
September 30, 2020,
there were
$66.5
million of unamortized premiums on loans held-for-investment, net on the Consolidated Balance Sheets.

As discussed in Note
2,
the Company evaluates loans classified as held-for-investment on a loan-by-loan basis every quarter. In conjunction with the review of our portfolio, we assess the risk factors of each loan and assign a risk rating based on a variety of factors. Loans are rated
“1”
through
“5,”
from least risk to greatest risk, respectively. See Note
2
for a more detailed discussion of the risk factors and ratings. The following table allocates the principal balance and net book value of the loan portfolio based on our internal risk ratings (dollars in thousands):

September 30, 2020
	Number of	Carrying	% of Loan
Risk Rating	Loans	Value	Portfolio
1	—	$—	—
2	—	—	—
3	32	964,159	100.00%
4	—	—	—
5	—	—	—
	32	$964,159	100.00%

As of
September 30, 2020,
all
32
loans held-for-investment in our portfolio were rated
“3,”
or “Satisfactory” based on the factors assessed by the Company and discussed in Note
2.

The following tables present the geographies and property types of collateral underlying the Company's loans held-for-investment as a percentage of the loans' face amounts:

Geography	September 30, 2020
Georgia	43.44%
Florida	21.98%
Texas	8.52%
Minnesota	5.21%
Alabama	4.15%
New Jersey	2.00%
Maryland	1.90%
North Carolina	1.88%
Mississippi	1.13%
Michigan	1.06%
Oklahoma	1.04%
Tennessee	0.97%
Connecticut	0.92%
Missouri	0.83%
New York	0.71%
Illinois	0.70%
Nebraska	0.64%
Virginia	0.63%
Massachusetts	0.60%
Ohio	0.50%
Indiana	0.49%
South Carolina	0.08%
Pennsylvania	0.25%
Kentucky	0.22%
Arkansas	0.15%
100.00%

Collateral Property Type	September 30, 2020
Single Family Rental	95.95%
Multifamily	4.05%
100.00%